Shareholders’ Equity (Details) - USD ($)								1 Months Ended	12 Months Ended
	Aug. 26, 2022	Nov. 30, 2021	Sep. 30, 2021	Feb. 11, 2021	Apr. 24, 2020	Apr. 02, 2020	Aug. 08, 2019	Feb. 22, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2020
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)									500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001	$ 0.0001
First reverse stock split, description					On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020.	On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020.
Ordinary shares issued (in Shares)					24,640,000				3,679,200			28,000,000
Ordinary shares outstanding (in Shares)					24,640,000							28,000,000
Ordinary shares reduced (in Shares)					16,800,000							24,640,000
Ordinary shares, par value (in Dollars per share)									$ 0.0001
Share-based compensation expenses									$ 2,729,969
Granted restricted share (in Shares)	3,334,200
Restricted share percentage	25.00%
Nonvested percentage	75.00%
Vested term	3 years
Restricted share, par value (in Dollars per share)	$ 2
Total share-based compensation	$ 6,668,400
Service period term	3 years
Weighted average grant date fair value (in Dollars per share)									$ 2
Total fair value of restricted									$ 1,667,100
Share-based compensation expenses to restricted share									2,729,969
Unrecognized compensation expenses									$ 3,938,431
Term of weighted average									1 year 9 months
Equity interest, percentage			61.50%
Shareholders capital contributions									$ 41,826,941	3,332,622
Statutory reserves, percentage									50.00%
Statutory reserves									$ 2,477,940
Statutory reserves									2,477,940
Share capital amount									$ 22,710,147
Osiris International Cayman Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share)								$ 0.0001
Jiagui Haifeng [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage		51.00%
Mr. Lifeng Wang [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage		49.00%
IPO [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share issued (in Shares)				1,008,000
Price per share (in Dollars per share)				$ 4
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Gross proceeds				$ 4,032,000
Net proceeding				$ 27,504,639
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)				6,720,000
Price per share (in Dollars per share)				$ 4
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Gross proceeds				$ 26,880,000
Statutory reserves [Member]
Shareholders’ Equity (Details) [Line Items]
Statutory reserves										$ 2,473,801
GIOP [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized (in Shares)								500,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary share issued (in Shares)							27,000,000	999,999
Price per share (in Dollars per share)							$ 0.0001
Total consideration							$ 2,800
Statutory reserves [Member]
Shareholders’ Equity (Details) [Line Items]
After-tax profits percentage									10.00%
Statutory reserves, percentage									50.00%	50.00%
EPOW BJ [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage									75.00%
Yunqianyi [Member]
Shareholders’ Equity (Details) [Line Items]
Equity interest, percentage									25.00%
Shidong Cloud [Member]
Shareholders’ Equity (Details) [Line Items]
Capital contributions									$ 52,863
Shareholders capital contributions									78,851
Sunrise Guizhou [Member]
Shareholders’ Equity (Details) [Line Items]
Shareholders capital contributions									$ 10,759,335	$ 9,099,878